                                                      1933 Act File No. 33-24848
                                                      1940 Act File No. 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A


 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                       ---

      Pre-Effective Amendment No._____ .............................   ___

      Post-Effective Amendment No. 24 ..............................    X
                                                                       ___

                                     and/or


 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                       ---

      Amendment No. 25 .............................................    X
                                                                       ___

                             FOUNTAIN SQUARE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)

                                 (614) 470-8000
                        (Registrant's Telephone Number)

                           Melanie Mayo West, Esquire
                        Howard & Howard Attorneys, P.C.
                     Suite 101, The Pinehurst Office Center
                           1400 North Woodward Avenue
                     Bloomfield Hills, Michigan 48304-2856
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:


     immediately upon filing pursuant to paragraph (b)
---
     on ____________________________ pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)(1)
---
     on ____________________________ pursuant to paragraph (a)(1)
---
X    75 days after filing pursuant to paragraph (a)(2)
---
     on ____________________________ pursuant to paragraph (a)(2) of Rule 485.
---

If appropriate, check the following box:
____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:


X    filed the Notice required by that Rule on September 25, 1997; or
---

___ intends to file the Notice required by that Rule on or about ___________________; or

____ during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                             CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of FOUNTAIN SQUARE FUNDS, which is comprised of fourteen portfolios, each portfolio offering two separate classes of shares (unless otherwise noted): Investment A Shares and Investment C
Shares: (1) Fountain Square U.S. Government Securities Fund; (2) Fountain Square Quality Bond Fund; (3) Fountain Square Quality Growth Fund; (4) Fountain Square Mid Cap Fund; and (5) Fountain Square Balanced Fund; (6) Fountain Square Ohio Tax Free Bond Fund; (7) Fountain Square International Equity Fund; (8) Fountain Square Equity Income Fund; (9) Fountain Square Fixed Income Fund; and (10) Fountain Square Municipal Bond Fund; (11) Fountain Square Pinnacle Fund; Trust Shares and Investment Shares of: (12) Fountains Square Commercial Paper Fund; and (13) Fountain Square Government Cash Reserves Fund; and one share class of
(14) Fountain Square U.S. Treasury Obligations Fund, relates only to Fund (11), and is comprised of the following:


PART A.   INFORMATION REQUIRED IN A PROSPECTUS.

                                                  PROSPECTUS HEADING
                                                  (RULE 404(c) CROSS REFERENCE)
                                                  -----------------------------
Item 1.   Cover Page ...........................  Cover Page.

Item 2.   Synopsis .............................  Synopsis: Expenses of the Fund -
                                                  Investment A Shares; Expenses of the
                                                  Funds - Investment C Shares.

Item 3.   Condensed Financial
           Information .......................... Performance Information.

Item 4.   General Description of
           Registrant ........................... Synopsis: Objective of the Fund; Portfolio
                                                  Investments and Strategies; Voting Rights.

Item 5.   Management of the Fund ................ Fountain Square Funds Information;
                                                  Management of the Fund; Distribution of
                                                  Shares of the Fund; Distribution Plan; Other
                                                  Payments to Financial Institutions;
                                                  Administration of the Fund; Expenses of the
                                                  Fund, Investment A Shares, and Investment
                                                  C Shares; Brokerage Transactions.

Item 5A.  Management's Discussion of
           Fund Performance ....................  Incorporated by reference to Annual Report to Shareholders of the Fountain Square
                                                  Funds dated July 31, 1997 (File No. 811-5669).

Item 6.   Capital Stock and Other
           Securities ..........................  Dividends and Capital Gains; Shareholder
                                                  Information; Voting Rights; Massachusetts
                                                  Law; Effect of Banking Laws; Tax Information;
                                                  Federal Income Tax.

Item 7.   Purchase of Securities Being
           Offered .............................  Net Asset Value; Investing in the Fund;
                                                  Share Purchases; Minimum Investment Required;
                                                  Investing In Investment A Shares;
                                                  What Shares Cost; Purchases at Net Asset
                                                  Value; Dealer Concessions; Reducing/Eliminating
                                                  the Sales Charge;

                                                  Quantity Discounts and Accumulated
                                                  Purchases; Letter of Intent; Fifth Third Bank
                                                  Club 53, One Account Plus, One Account
                                                  Gold, One Account Advantage and One
                                                  Account Platinum Programs; Purchases with
                                                  Proceeds from Redemptions of Unaffiliated
                                                  Mutual Fund Shares; Purchase with
                                                  Proceeds from Distributions of Qualified
                                                  Retirement Plans or Other Trusts
                                                  Administered by Fifth Third Bank;
                                                  Concurrent Purchases; Investing in
                                                  Investment C Shares; Exchanging Securities
                                                  for Fund Shares; Systematic Investment
                                                  Program; Certificates and Confirmations;
                                                  Exchanges.

Item 8.   Redemption or Repurchase .............  Redeeming Shares; Systematic Withdrawal
                                                  Program; Accounts With Low Balances;
                                                  Contingent Deferred Sales Charge.

Item 9.   Pending Legal Proceedings ............  None.

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.


Item 10.  Cover Page............................  Cover Page.
Item 11.  Table of Contents.....................  Table of Contents.
Item 12.  General Information and History.......  General Information About the Trust.
Item 13.  Investment Objectives and Policies....  Investment Objective and Policies
                                                  of the Fund.
Item 14.  Management of the Fund................  Fountain Square Funds Management;
                                                  Officers and Trustees;  Trustees'
                                                  Compensation.
Item 15.  Control Persons and Principal
          Holders of Securities.................  Trust Ownership.
Item 16.  Investment Advisory and Other Services  Investment Advisory Services; Advisor
                                                  to the Fund; Advisory Fees;
                                                  Administrative Services; Transfer
                                                  Agent and Dividend Disbursing Agent;
                                                  Distribution Plan and Administrative
                                                  Services Agreement (Investment C Shares
                                                  Only).
Item 17.  Brokerage Allocation..................  Brokerage Transactions.
Item 18.  Capital Stock and Other Securities....  Not applicable.
Item 19.  Purchase, Redemption and Pricing        Purchasing Shares; Redeeming Shares;
          of Securities Being Offered...........  Determining Net Asset Value.
Item 20.  Tax Status............................  Tax Status; The Fund's Tax Status;
                                                  Shareholders' Tax Status; Capital Gains.
Item 21.  Underwriters..........................  Distribution Plan and Administrative
                                                  Services Agreement (Investment C Shares
                                                  Only).
Item 22.  Calculation of Performance Data.......  Total Return; Yield; Performance
                                                  Comparisons.
Item 23.  Financial Statements..................  Not applicable.


FOUNTAIN SQUARE PINNACLE FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

INVESTMENT A SHARES

INVESTMENT C SHARES

PROSPECTUS

The Investment A Shares and Investment C Shares of the Fountain Square Pinnacle Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios of the Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

This prospectus contains the information you should read and know before you invest in Investment A Shares or Investment C Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information for Investment A Shares and Investment C Shares, dated January ____, 1998, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Trust or calling toll-free (888) 799-5353.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





Prospectus dated January _____, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Expenses of the Fund
Investment A Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

Expenses of the Fund
Investment C Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

Fountain Square Pinnacle Fund
Predecessor Fund Performance Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

OBJECTIVE OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4
         Pinnacle Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4
                 Acceptable Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4
                 Convertible Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4
                 Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

PORTFOLIO INVESTMENTS AND STRATEGIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
         Borrowing Money  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
         Diversification  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
         Restricted and Illiquid Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5
         Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
         When-Issued and Delayed Delivery Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
         Equity Investment Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
         Temporary Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
                 Commercial Paper . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
                 Bank Instruments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

FOUNTAIN SQUARE FUNDS INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
         Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
                 Board of Trustees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
                 Investment Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
                 Advisor's Background . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
                 Portfolio Managers' Background . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
         Distribution of Shares of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
         Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
         Administrative Services Agreement (Investment C Shares Only) . . . . . . . . . . . . . . . . . . . . . . . .   9
         Other Payments to Financial Institutions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Administration of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
                 Administrative Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Custodian, Transfer Agent and Dividend Disbursing Agent  . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Expenses of the Fund, Investment A Shares, and Investment C Shares . . . . . . . . . . . . . . . . . . . . .  10
         Brokerage Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

INVESTING IN THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Share Purchases  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Minimum Investment Required  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Investing In Investment A Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
                 Purchases at Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
                 Dealer Concessions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
                 Reducing/Eliminating the Sales Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
                 Quantity Discounts and Accumulated Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

                          Letter of Intent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
                 Fifth Third Bank Club 53, One Account Plus, One Account Gold, One Account Advantage and One
                          Account Platinum Programs . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
                 Predecessor Fund Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
                 Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares  . . . . . . . . . . . .  14
                 Purchases with Proceeds from Distributions of Qualified Retirement Plans or Other Trusts
                          Administered by Fifth Third Bank  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
                 Concurrent Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Investing in Investment C Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Exchanging Securities for Fund Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Systematic Investment Program  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Certificates and Confirmations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Dividends and Capital Gains  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16

EXCHANGES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16

REDEEMING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         By Telephone . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         By Mail  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Systematic Withdrawal Program  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Accounts with Low Balances . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Contingent Deferred Sales Charge . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

SHAREHOLDER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Voting Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Massachusetts Law  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

EFFECT OF BANKING LAWS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

TAX INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Federal Income Tax . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

ADDRESSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22

EXPENSES OF THE FUND
INVESTMENT A SHARES


                              INVESTMENT A SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price) . . . . . . . . . . . . . . . . . . . . 4.50%
Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)  . . . . . . . . . . . . . . . . . . . . . . . . . .  None
Redemption Fees (as a percentage of amount redeemed, if applicable)None
Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None

                              INVESTMENT A SHARES
                         ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)

Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80%
12b-1 Fee (after waivers) (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None
Other Expenses (after waivers) (2)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Total Investment A Shares Operating Expenses (3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.45%

(1) As of the date of this prospectus, the Investment A Shares are not paying or accruing 12b-1 fees. Investment A Shares will not accrue or pay 12b-1 fees until a separate class of shares for shareholders of the Predecessor Fund and certain trust or qualified plan customers of financial institutions is created or a determination is made that such investors will be subject to the 12b-1 fees. Investment A Shares can pay up to 0.35% as a 12b-1 fee to the distributor.

(2) Other expenses for the Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee.

(3) Total Investment A Shares Operating Expenses for the Fund are estimated to be 1.90%, absent the voluntary waiver of the 12b-1 fee and a portion of the administration fee.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT A SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire- transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment in Investment A Shares, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. Investment A Shares charge no redemption fees.

 1 Year  . . . . . . . . . . . . . . . . . . .     $59

 3 Years . . . . . . . . . . . . . . . . . . .     $89

   THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

EXPENSES OF THE FUND
INVESTMENT C SHARES
--------------------------------------------------------------------------------

                              INVESTMENT C SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price) . . . . . . . . . . . . . . . . . . . .  None
Maximum Sales Load Imposed on Reinvested Dividends
         (as a percentage of offering price)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) (1)  . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Redemption Fees (as a percentage of amount redeemed, if applicable) . . . . . . . . . . . . . . . . . . . . . . . .  None
Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None

                              INVESTMENT C SHARES
                         ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)

Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80%
12b-1 Fee (after waivers) (2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Administrative Service Fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Other Expenses (after waivers) (3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Total Investment C Shares Operating Expenses (4)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.20%

(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within one year of the purchase date. (See "Contingent Deferred Sales Charge").

(2) The Investment C Shares of the Fund can pay up to 0.75% as a 12b-1 fee to the distributor.

(3) Other expenses for the Fund have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee.

(4) Total Investment C Shares Operating Expenses for the Fund are estimated to be 2.55%, absent the voluntary waiver of a portion of the 12b-1 fee and administration fee.

         THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN INVESTMENT C SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire- transferred redemptions of less than $5,000 may be subject to additional fees.

         LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment in Investment C Shares, assuming (1) 5% annual return; (2) either redemption in Year 1 or no redemption; and (3) payment of the maximum sales charge.

 1 Year (with redemption)  . . . . . . . . . .     $32

 1 Year (assuming no redemption) . . . . . . .     $22
 3 Years . . . . . . . . . . . . . . . . . . .     $69

   THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FOUNTAIN SQUARE PINNACLE FUND
PREDECESSOR FUND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund is a newly created series of the Trust, and as such has no performance history. The following table reflects the results of the historical performance of the Pinnacle Fund (the "Predecessor Fund"), an open-end investment company which was the predecessor fund to the Fountain Square Pinnacle Fund. The Predecessor Fund was advised by the Fund's investment advisor, Heartland Capital Management, Inc. ("Heartland"). The Predecessor Fund was managed with the same investment objective and substantially identical investment policies as the Fund. For this reason, the historic performance of the Predecessor Fund is provided below. The gross performance of the Predecessor Fund has been reduced to reflect the fees that are estimated to be applicable to the Fund. Of course, past performance of the Predecessor Fund is not indicative of future results of the Fund.

                                              Annualized Total Returns*
                             ------------------------------------------------------------
                                                                                  Since
                             1 Year       3 Years      5 Years     10 Years     Inception
                             ------       -------      -------     --------     ---------
 Total Return
 ------------
   Investment A Shares        ____%        ____%        ____%        ____%        ____%

   Investment C Shares        ____%        ____%        ____%        ____%        ____%

*Annualized Total Returns are calculated based upon the December 31, 1997 fiscal year-end of the Predecessor Fund and an inception date of March 6, 1985.

The Fund expects to quote total returns that include performance of the Predecessor Fund for the years between March 6, 1985 and December 31, 1997. All performance figures quoted for the Fund reflect the deduction of fees, including Rule 12b-1 fees, expected to be associated with the Fund. Performance also reflects the reinvestment of all dividends and capital gains distributions.

OBJECTIVE OF THE FUND
--------------------------------------------------------------------------------

The investment objective and policies of the Fund appear below. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies and limitations of the Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies and certain investment policies mentioned below, appears in the "Portfolio Investments and Strategies" section of this prospectus and in the Combined Statement of Additional Information.

PINNACLE FUND

The Fund's investment objective is long-term capital appreciation. The Fund pursues this investment objective by investing primarily in common stocks which, in the opinion of Heartland, offer opportunities for long-term capital appreciation. The Fund is not intended to be a current income producing investment and will not purchase securities with a view toward short-term profits.

ACCEPTABLE INVESTMENTS. Subject to the investment limitations discussed below, the securities in which the Fund may invest include, but are not limited to, the following:

o Common stocks and securities convertible into common stock, such as convertible bonds, convertible debentures and convertible preferred stock, which are exchange-listed or over-the-counter securities of small or large, well-established or unseasoned companies.

In addition, the Fund may borrow money, enter into repurchase agreements, lend portfolio securities, invest in restricted and illiquid securities, and engage in when-issued and delayed delivery transactions. (See "Portfolio Investments and Strategies.")

CONVERTIBLE SECURITIES. Convertible securities are securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities in which the Fund may invest may take the form of convertible bonds, convertible preferred stock or debentures. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings.
This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION

With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Restricted securities may be issued by new and early stage companies which may include a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Fund intends to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Fund will not subject such securities to the limitation otherwise applicable to restricted securities.

REPURCHASE AGREEMENTS

The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by Heartland to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if Heartland deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which Heartland has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

EQUITY INVESTMENT CONSIDERATIONS

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. Because the Fund invests in both small and medium capitalization stocks, there are some additional risk factors associated with investment in the Fund. For small or unseasoned companies, stocks tend to be more thinly traded and therefore subject to more abrupt or erratic price movements than larger, well-established companies. The Fund will not invest more than 5% of its total net assets in securities of companies having a record of less than three years of continuous operations (including the record of any predecessor).

In general, stocks in the small and medium capitalization sectors of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, both small and medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small or medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

TEMPORARY INVESTMENTS

For defensive purposes only, and in such amounts as Heartland in its judgment believes market conditions warrant, the Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity as described below. Temporary investments may include obligations such as:

         o       commercial paper and other money market instruments;

         o securities issued and/or guaranteed as to payment of principal and interest by U.S. government, its agencies, or instrumentalities;

         o       instruments of domestic banks; and

         o       repurchase agreements.

COMMERCIAL PAPER. The Fund may acquire commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, and money market instruments (including commercial paper) which are not rated but are determined by the Trustees to be of comparable quality to other bank or corporate obligations.

BANK INSTRUMENTS. The Fund may acquire instruments of domestic banks (such as certificates of deposit, demand and time deposits, saving shares, and bankers' acceptances) if those banks have capital, surplus, and undivided profits of over $100,000,000 and/or if their deposits are insured by the Federal Deposit Insurance Corporation ("FDIC").

INVESTMENT COMPANIES. In addition, the Fund may purchase shares of other investment companies, primarily for the purpose of investing short-term cash on a temporary basis.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISOR. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Heartland, the Fund's advisor, subject to direction by the Trustees. Heartland continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

         ADVISORY FEES. Heartland receives an investment advisory fee at annual rate of 0.80% of the Fund's average net assets. The fees paid by the Fund are higher than the advisory fees paid by other mutual funds in general. The investment advisory contract provides for the voluntary waiver of expenses by Heartland from time to time. Heartland may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain other expenses, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

         ADVISOR'S BACKGROUND. Heartland, an Indiana corporation and registered investment advisor, is a wholly-owned subsidiary of Fifth Third Bancorp., an Ohio corporation. As of ____________, 1997, Heartland also acted as investment advisor for institutional and individual portfolios with assets of approximately $____ million. Heartland has been an investment advisor since 1984 and has managed mutual fund assets since 1985.

         PORTFOLIO MANAGERS' BACKGROUND. The employees of Heartland who are primarily responsible for the day-to-day management of the Fund's portfolio are: Mr. Robert D. Markley, President and Chief Executive Officer of Heartland; Mr. Thomas F. Maurath, Executive Vice President of Heartland; and Mr. Barry F. Ebert, an employee of Heartland. Each of Messrs. Markley, Maurath and Ebert has been primarily responsible for management of the Fund since its inception on January ____, 1998 and management of the Predecessor Fund since its inception on March 6, 1985. [ENHANCE EXPERIENCE OF PORTFOLIO MANAGERS (ADD EDUCATION, PROFESSIONAL DESIGNATIONS AND YEARS OF INVESTMENT EXPERIENCE).

DISTRIBUTION OF SHARES OF THE FUND

BISYS Fund Services L.P. serves as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and record keeping services to and through banking and other financial organizations.

The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Investment C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

DISTRIBUTION PLAN

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Investment A Shares and Investment C Shares may pay a fee to the distributor in an amount computed at an annual rate of up to 0.35% and 0.75%, respectively, of the average daily net assets of each class of shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. For Investment A Shares and Investment C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisors, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by shares under the Plan. The Fund will not accrue or pay distribution expenses pursuant to the Distribution Plan with respect to Investment A Shares until a separate class of shares has been created for certain trust or employee benefit customers of Fifth Third Bank or a determination is made that such investors will be subject to the distribution expenses.

ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT C SHARES ONLY)

In addition, the Fund has entered into an Administrative Services Agreement with respect to Investment C Shares with Fifth Third Bank, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Investment C Shares to obtain certain administrative services for shareholders and for the maintenance of shareholder accounts ("Administrative Services"). Under the Administrative Services Agreement, Fifth Third Bank will either perform Administrative Services directly or will select certain firms to perform Administrative Services, for which such firms may receive all or a portion of the Administrative Services fee.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Administrative Services Agreement, BISYS Fund Services and Fifth Third Bank, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder and administrative services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. BISYS Fund Services L.P. serves as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

            MAXIMUM                         AVERAGE AGGREGATE DAILY
       ADMINISTRATIVE FEE                   NET ASSETS OF THE FUND
       ------------------                   ----------------------
             0.20%                          of the first $1 billion
             0.18%                          of the next $1 billion
             0.17%                          in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Cincinnati, Ohio.

EXPENSES OF THE FUND, INVESTMENT A SHARES, AND INVESTMENT C SHARES

Holders of Investment A Shares and Investment C Shares pay their allocable portion of Trust and Fund expenses.

The Trust expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Investment A Shares and Investment C Shares pay their allocable portion include, but are not limited to:
registering the Fund and Investment A Shares and Investment C Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; legal expenses of the Fund; organizational expenses; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Investment A Shares and Investment C Shares as classes are expenses under the Trust's Distribution Plan and fees for Administrative Services. However, the Trustees reserve the right to allocate certain other expenses to holders of Investment A Shares and Investment C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Investment A Shares and Investment C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Investment A Shares and Investment C Shares; legal fees relating solely to Investment A Shares or Investment C Shares; and Trustees' fees incurred as a result of issues related solely to Investment A Shares or Investment C Shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, Heartland looks for prompt execution of the order at a favorable price. In working with dealers, Heartland will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, Heartland may give consideration to those firms which have sold or are selling shares of the Fund. Heartland makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

In order for such affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration they receive must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such affiliates are consistent with the foregoing standard.

NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of the Fund fluctuates daily. The net asset value for shares of the Fund is determined by adding the interest of each class of shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of shares in the liabilities of such Fund and those attributable to each class of shares, and dividing the remainder by the total number of each class of shares outstanding. The net asset value for each class of shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value of each class of shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected and days during which no shares are tendered for redemption and no orders to purchase shares are received.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

The Fund offers investors two classes of shares that either carry sales loads or contingent deferred sales charges in different forms and amounts and which bear different levels of expense.

SHARE PURCHASES

Shares of the Fund are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. In connection with the sale of shares of the Fund, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases of Fund shares may not be available to investors in all states.

Shares of the Fund may be purchased either through a financial institution (such as Heartland or a bank or broker-dealer that has a sales agreement with the distributor) or by wire or check directed to the Fund. Investors may contact the Trust toll-free at (888) 799-5353.

Purchase orders must be received by the Trust by 2:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. Payment may be made to the Trust's custodian either by check or federal funds. Purchases by check are considered received after payment by check is converted into federal funds and received by the custodian. This is normally the next business day after the Trust receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by the Trust. Federal funds should be wired to the Fund as follows: ABA No. 042 000 314 Fifth Third Cincinnati, Attention: Fountain Square Funds Department; For Credit to:
(shareholder name and account number); For Further Credit to: Fountain Square Pinnacle Fund (Name of Applicable Class of Shares). Investors not purchasing directly from the Trust should consult their financial institutions for wiring instructions. Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

From time to time, shares of the Fund may be purchased by Heartland, Fifth Third Bank, the Distributor, or the Administrator in connection with various promotions of the Fountain Square Funds. In these cases, Heartland, Fifth Third Bank, the Distributor, or the Administrator will distribute Fund shares to existing or potential investors as an incentive to purchase the Fund. As of the date of this prospectus, the Fund's administrator is participating in a promotion sponsored by the Cincinnati Enquirer which will entitle one or more persons to receive Fund Investment A Shares purchased by the Administrator. In addition, through March 31, 1998, Fifth Third Bank is offering a special $50 investment bonus to individuals who purchase shares of a Fountain Square Stock or Bond Mutual Fund through Fifth Third Securities, Inc. The minimum investment required to receive the $50 investment bonus, payable in shares of Fountain Square Funds, is $5,000 and the minimum holding period is six months. For more information regarding the $50 investment bonus, you should call a Fifth Third Securities Investment Consultant or the Fund at 1-888-799-5353.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in shares of the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50.

INVESTING IN INVESTMENT A SHARES

Investment A Shares of the Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:


                                                                SALES CHARGE AS          SALES CHARGE AS
                                                                A PERCENTAGE              A PERCENTAGE
                                                                  OF PUBLIC              OF NET AMOUNT
                AMOUNT OF TRANSACTION                           OFFERING PRICE               INVESTED
                ---------------------                           --------------          ----------------
Less than $50,000 . . . . . . . . . . . . . . . . . . . . .             4.50%                    4.71%
$50,000 but less than $100,000  . . . . . . . . . . . . . .             4.00%                    4.17%
$100,000 but less than $150,000 . . . . . . . . . . . . . .             3.00%                    3.09%
$150,000 but less than $250,000 . . . . . . . . . . . . . .             2.00%                    2.04%
$250,000 but less than $500,000 . . . . . . . . . . . . . .             1.00%                    1.01%
$500,000 or more  . . . . . . . . . . . . . . . . . . . . .             0.00%                    0.00%

The net asset value for the Fund is determined at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time) Monday through Friday, except on days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase shares are received. No orders to purchase or redeem shares are processed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. Investment A Shares of the Fund may be purchased at net asset value, without a sales charge, by current and retired employees and Directors of Fifth Third Bancorp and their spouses and children under 21; Fountain Square Fund Trustees; shareholders of the Predecessor Fund at the time of its reorganization with the Fund; clients of Fifth Third Bank who make purchases through Fifth Third Investment Advisors; and registered representatives and employees of the distributor and broker-dealers who have entered into sales agreements with the distributor, as well as their spouses and children under 21. Investment A Shares may also be purchased at net asset value by qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements with respect to number of employees or amount of purchase which may be established by the distributor. Finally, no sales load is imposed for Investment A Shares purchased by broker-dealers, investment advisors, or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services.

DEALER CONCESSIONS. For sales of Investment A Shares of the Fund, a dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to all dealers selling Investment A Shares of the Fund, all or a portion of the sales charge it normally retains. Such payments will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of shares of Funds in the Trust. Compensation may include payment for travel expenses, including lodging, to various locations for meeting or seminars of a business nature. Compensation may also include the following types of non-cash compensation offered through promotional contests: travel and lodging at non-business locations; tickets for entertainment events; and merchandise. None of the aforesaid compensation is paid for by the Fund or its shareholders.

The sales charge for Investment A Shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the financial institution's customers in connection with the initiation of customer accounts and purchases of Investment A Shares.

REDUCING/ELIMINATING THE SALES CHARGE. The sales charge can be reduced or eliminated on the purchase of Investment A Shares through:

         o    quantity discounts and accumulated purchases;

         o    signing a 13-month letter of intent;

         o Fifth Third Bank's Club 53, One Account Plus, One Account Gold, One Account Advantage, or One Account Platinum Programs;

         o    purchases made by shareholders of the Predecessor Fund;

         o purchases with proceeds from redemptions of unaffiliated mutual fund shares;

         o purchases with proceeds from distributions of qualified retirement plans or other trusts administered by Fifth Third Bank; or

         o    concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases of the Fund's Investment A Shares reduce the sales charge paid. The distributor will combine purchases made on the same day by the investors, their spouses, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Investment A Shares of the Fund is made, the distributor will aggregate such additional purchases with previous purchases of Investment A Shares of the Fund provided the prior purchase is still invested in either of these Funds. For example, if a shareholder already owns Investment A Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.00%, not 4.50%.

To receive the sales charge reduction, an investor should complete the appropriate section of the account application at the time the purchase is made indicating that Investment A Shares of a Fund have been purchased and are still invested or that such purchases are being combined. The distributor will reduce the sales charge after it confirms the purchase.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Fund Investment A Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $50,000 or more of Fund Investment A Shares, is not purchased.
In this event, an appropriate number of escrowed Investment A Shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

FIFTH THIRD BANK CLUB 53, ONE ACCOUNT PLUS, ONE ACCOUNT GOLD, ONE ACCOUNT ADVANTAGE AND ONE ACCOUNT PLATINUM PROGRAMS. All shareholders who have a Club 53 Account, One Account Plus, One Account Gold, One Account Advantage or One Account Platinum through Fifth Third Bank are eligible for a reduced sales charge on the purchase of Investment A Shares of the Fund. Shareholders should consult their Fifth Third Securities Representative for details about these account programs.

The reduced sales charges applicable to the accounts are as follows:


                                                                 SALES CHARGE AS          SALES CHARGE AS
                                                                  A PERCENTAGE              A PERCENTAGE
                                                                    OF PUBLIC              OF NET AMOUNT
                  AMOUNT OF TRANSACTION                           OFFERING PRICE               INVESTED
                  ---------------------                           --------------          --------------
Less than $50,000 . . . . . . . . . . . . . . . . . . . . .             3.97%                    4.13%
$50,000-$99,999 . . . . . . . . . . . . . . . . . . . . . .             3.47%                    3.59%
$100,000-$149,999 . . . . . . . . . . . . . . . . . . . . .             2.47%                    2.53%
$150,000-$249,999 . . . . . . . . . . . . . . . . . . . . .             1.47%                    1.49%
$250,000-$499,999 . . . . . . . . . . . . . . . . . . . . .             0.47%                    0.47%
$500,000 or more  . . . . . . . . . . . . . . . . . . . . .             0.00%                    0.00%

PREDECESSOR FUND SHAREHOLDERS. Holders of Investment A Shares of the Fund who acquired their shares through the reorganization of the Predecessor Fund into the Fund are eligible to purchase additional Investment A Shares of the Fund at net asset value without a sales charge.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES. Investors may purchase Investment A Shares of the Fund at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Trust must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

PURCHASES WITH PROCEEDS FROM DISTRIBUTIONS OF QUALIFIED RETIREMENT PLANS OR OTHER TRUSTS ADMINISTERED BY FIFTH THIRD BANK. Investors may purchase Investment A Shares of the Fund at net asset value, without a sales charge, with the proceeds from the distribution of a qualified retirement plan or other trust administered by Fifth Third Bank.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Fund in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $20,000 in Investment A Shares of one of the Funds of the Trust with a sales charge, and $30,000 in Investment A Shares of another Fund with a sales charge, the sales charge would be reduced on both purchases.

To receive this sales charge reduction, the Trust must be notified by the shareholder in writing or by their financial institution at the time the concurrent purchases are made. The Trust will reduce the sales charge after it confirms the purchases.

INVESTING IN INVESTMENT C SHARES

Investment C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge." Investment C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Investment A Shares of the Fund due to the imposition of the 12b-1 fee and the Administrative Services fee.

No orders to purchase or redeem Investment C Shares are processed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for Fund Shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by the Fund, they are valued in the same manner as the Fund values its assets. Investors wishing to exchange securities should first contact the Trust.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Trust, plus any applicable sales charge. The minimum initial investment requirement does not apply for those shareholders who participate in the Systematic Investment Program. A shareholder may apply for participation in this program on their account application or by contacting the Trust.

CERTIFICATES AND CONFIRMATIONS

The transfer agent maintains a Share account for each shareholder of record. Share certificates are not issued. Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid are sent to shareholders.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared just prior to determining net asset value. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be reinvested in additional shares on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders by writing to the appropriate Fund.

Dividends are paid to all shareholders who are invested in the Fund on its record date. The Fund's dividends are declared and paid quarterly.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder may exchange shares of the Fund for shares of the same class of any of the other Funds in the Trust by calling or sending a written request to the Trust.

Shareholders may exchange shares of the Fund for shares of the same class of any of the other Funds in the Trust by calling the Trust toll-free at (888) 799-5353 or sending a written request to the Trust. Shareholders of the Fund who were formerly shareholders of the Predecessor Fund at the time of its reorganization with the Fund must open an account with Fifth Third Securities, Inc. to facilitate exchanges. No charge will be imposed to open the account, but other transactions, not involving exchanges among Funds of the Trust may carry charges. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Orders to exchange shares of the Fund for shares of the same class of any of the other Funds in the Trust will be executed by redeeming the shares owned at net asset value and purchasing shares of the same class of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by the Trust prior to 2:30 p.m. (Eastern time) on any day that the Trust is open for business will be executed as of the close of business that day. Orders for exchanges received after 2:30 p.m. (Eastern time) on any business day will be executed at the close of the next business day.

When exchanging into and out of Investment A Shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing Investment A Shares of any Fund will not have to pay a sales load again on an exchange.
When exchanging into and out of Investment C Shares of the Funds in the Trust, the time for which the exchanged-for shares are to be held will be added to the time for which exchanged-from shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Telephone or written requests for redemption must be received in proper form as described below and can be made through a shareholder's financial representative or directly through the Trust. Orders placed through financial institutions must be received by the financial institution and transmitted to the Trust before 2:30 p.m. (Eastern time) in order for shares to be redeemed at that day's price. It is the financial institution's responsibility to transmit orders promptly, however, investors should allow sufficient time for orderly processing and transmission.

BY TELEPHONE

Shares may be redeemed in any amount by calling the Trust, provided that the Trust has received a properly completed authorization form. Proceeds will be mailed in the form of a check to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Telephone instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

For calls received before 2:30 p.m. (Eastern time), a check will be sent to the address of record. Normally, a check for the proceeds is mailed within three business days, but in no event more than seven days after receipt of a proper request for redemption has been received provided the Fund or its agents have received payment for shares from the shareholder. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must be completed. Authorization forms and information on this service are available from the Trust or the distributor.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL

A shareholder may redeem shares by sending a written request to:

                          Fifth Third Bank
                          Fountain Square Funds Redemptions 1090EC
                          38 Fountain Square Plaza
                          Cincinnati, Ohio  45263

The written request should include the shareholder's name, the Fund and applicable Class name, the account number, the share or dollar amount requested and the proper endorsement. Shareholders should call the Trust for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank whose deposits are insured by the FDIC;

         o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

         o a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually exhaust, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his or her financial representative or by contacting the Trust. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program. A contingent deferred sales charge may be imposed on Investment C Shares redeemed under the Program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming shares to close an account, the Trust will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Investment C Shares from their Fund account within one full year of the purchase date of those shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Investment C Shares at the time of purchase or the net asset value of the redeemed Investment C Shares at the time of redemption.

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) shares acquired through the reinvestment of dividends and long-term capital gains; (2) shares held for more than one full year from the date of purchase; (3) shares held for fewer than one full year from the date of purchase, on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund shares for shares of other funds in the Trust (see "Exchanges"). Any contingent deferred sales charge imposed at the time the exchanged for shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from shares.

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of a shareholder; (2) redemptions representing distributions from an Individual Retirement Account or other retirement plan to a shareholder; and (3) involuntary redemptions by the Fund of shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of shares held by Directors, employees and registered representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. The Trustees reserve the right to discontinue any elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Investment C Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify the transfer agent in writing that he is entitled to such elimination.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, custodian, fund accountant, or dividend disbursing agent to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Trust's other investment advisor, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment or redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisors and other means of continuing available investment services. It is not expected that an existing Fund's shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Fund, if any, will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

Shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund will advertise total return and yield, including Predecessor Fund performance as described above, for each class of shares.

Total return represents the change, over a specified period of time, in the value of an investment in each class of shares of the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of shares of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of shares over a thirty-day period by the maximum offering price per Share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales load which, if excluded, would increase the total return and yield.

From time to time, advertisements for each class of shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of such class of shares to certain indices.

ADDRESSES
--------------------------------------------------------------------------------

 Fountain Square Pinnacle Fund
                                                             c/o Fifth Third Bank
                                                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio  45263
-----------------------------------------------------------------------------------------

 Investment Advisor
          Heartland Capital Management, Inc.                 36 South Pennsylvania Street
                                                             Suite 610
                                                             Indianapolis, Indiana  46204
-----------------------------------------------------------------------------------------
 Custodian, Transfer Agent, Dividend Disbursing Agent,
 and  Sub- Administrator
          Fifth Third Bank                                   38 Fountain Square Plaza
                                                             Cincinnati, Ohio  45263
-----------------------------------------------------------------------------------------
 Distributor and Administrator
          BISYS Fund Services, L.P.                          3435 Stelzer Road
                                                             Columbus, Ohio 43219
-----------------------------------------------------------------------------------------
 Independent Auditors
          Ernst & Young LLP                                  1300 Chiquita Center
                                                             250 East Fifth Street
                                                             Cincinnati, Ohio 45202
-----------------------------------------------------------------------------------------

                         FOUNTAIN SQUARE PINNACLE FUND

                     (A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)

                              INVESTMENT A SHARES

                              INVESTMENT C SHARES

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION





The Investment A Shares and Investment C Shares of Fountain Square Pinnacle Fund (the "Fund") represent interests in a diversified portfolio of securities. This Combined Statement of Additional Information should be read with the prospectus for Investment A Shares and Investment C Shares dated January _____, 1998. This Statement is not a prospectus itself. To receive a copy of the prospectus, please write the Fund or call toll-free, (888) 799-5353.

FOUNTAIN SQUARE FUNDS
C/O FIFTH THIRD BANK
38 FOUNTAIN SQUARE PLAZA
CINCINNATI, OHIO  45263

                       Statement dated January ____, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
         Types of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
         When-Issued and Delayed Delivery Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
         Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
         Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
         Restricted And Illiquid Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3
         Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

FOUNTAIN SQUARE FUNDS MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
         Officers and Trustees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6
         Trust Ownership  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
         Trustees' Compensation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Trustee Liability  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

INVESTMENT ADVISORY SERVICES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Advisor to the Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Advisory Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

ADMINISTRATIVE SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Transfer Agent and Dividend Disbursing Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

BROKERAGE TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

PURCHASING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Distribution Plan and Administrative Services Agreement (Investment C Shares Only) . . . . . . . . . . . . .  11
         Conversion to Federal Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Exchanging Securities for Fund Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

DETERMINING NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Determining Market Value of Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Use of Amortized Cost  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

REDEEMING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
         Redemption in Kind . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

TAX STATUS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         The Fund's Tax Status  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Shareholders' Tax Status . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Capital Gains  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

PERFORMANCE COMPARISONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

GENERAL INFORMATION ABOUT THE TRUST
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. This Combined Statement of Additional Information relates only to Investment A Shares and Investment C Shares (individually and collectively referred to as "Shares," as the context may require) of the Fountain Square Pinnacle Fund (the "Fund").

The Fund is advised by Heartland Capital Management, Inc. ("Heartland"), 36 South Pennsylvania Street, Suite 610, Indianapolis, Indiana 46204.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND
--------------------------------------------------------------------------------

The prospectus discusses the objective of the Fund and the policies employed to achieve that objective. The following discussion supplements the description of the Fund's investment policies in the prospectus. The Fund's investment objective cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

         BANK INSTRUMENTS

                 The Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

         CONVERTIBLE SECURITIES

                 The Fund may invest in convertible securities. Convertible securities are securities, including fixed- income securities, that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities in which the Fund may invest may take the form of convertible preferred stock, convertible bonds or convertible debentures. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

                 Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in Heartland's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade the convertible securities.

                 In selecting convertible securities for the Fund, Heartland evaluates the investment characteristics of the convertible security as a fixed-income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Heartland considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take actual or constructive possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by Heartland to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Fund, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Fund believes that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by Heartland, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

       o   the frequency of trades and quotes for the security;

       o the number of dealers willing to purchase or sell the security and the number of other potential buyers:

       o   dealer undertakings to make a market in the security: and

       o   the nature of the security and the nature of the marketplace trades.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. Although the Fund's portfolio turnover rate cannot be predicted, it is expected to be less than 100% for the current fiscal year.

INVESTMENT LIMITATIONS

         ISSUING SENIOR SECURITIES AND BORROWING MONEY

                 The Fund will not issue senior securities except that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

         SELLING SHORT AND BUYING ON MARGIN

                 The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

         PLEDGING ASSETS

                 The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the deposit of assets in escrow in connection with the purchase of securities on a when-issued basis will not be deemed to be pledges of the Fund's assets.

         LENDING CASH OR SECURITIES

                 The Fund will not lend any of its assets except portfolio securities up to one-third of the value of total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

         INVESTING IN COMMODITIES

                 The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

         INVESTING IN REAL ESTATE

                 The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate.

         DIVERSIFICATION OF INVESTMENTS

                 With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

         DEALING IN PUTS AND CALLS

                 The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

         CONCENTRATION OF INVESTMENTS

                 The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

         UNDERWRITING

                 The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above limitations cannot be changed with respect to the Fund without approval of the holders of a majority of the Fund's Shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

         INVESTING IN RESTRICTED SECURITIES

                 The Fund will not invest more than 10% of the value of its net assets in securities that are subject to restrictions on resale under federal securities law.

         INVESTING IN ILLIQUID SECURITIES

                 The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

                 The Fund will limit its investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such expenses.

         INVESTING IN NEW ISSUERS

                 The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

                 The Fund will not invest more than 5% of the value of its total assets in bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

         INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST

                 The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust, Fifth Third Bank or Heartland, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

         INVESTING IN MINERALS

                 The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

         ARBITRAGE TRANSACTIONS

                 The Fund will not enter into transactions for the purpose of engaging in arbitrage.

         PURCHASING SECURITIES TO EXERCISE CONTROL

                 The Fund will not purchase securities of a company for the purpose of exercising control or management.

Except with respect to the Fund's policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FOUNTAIN SQUARE FUNDS MANAGEMENT
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or officers are affiliated with Fifth Third Bank, Heartland, Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership.

--------------------------------------------------------------------------------

Albert E. Harris
5905 Graves Road
Cincinnati, OH  45243
Birthdate:  July 2, 1932

Chairman of the Board of Trustees

Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993)

--------------------------------------------------------------------------------

Edward Burke Carey
394 East Town Street
Columbus, OH  43215
Birthdate:  July 2, 1945

Member of the Board of Trustees

President of Carey Leggett Realty Advisors

--------------------------------------------------------------------------------

Lee A. Carter
425 Walnut Street
Cincinnati, OH  45202
Birthdate:  December 17, 1938

Member of the Board of Trustees

Formerly, President, Local Marketing Corporation (retired December 31, 1993)

--------------------------------------------------------------------------------

Stephen G. Mintos
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  February 5, 1954

President

From January 1987 to the present, employee of BISYS Fund Services, Inc.

--------------------------------------------------------------------------------

George R. Landreth
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  July 11, 1942

Vice President

From December 1992 to present, employee of BISYS Fund Services, Inc.; from July 1991 to December 1992, employee of PNC Financial Corporation.

--------------------------------------------------------------------------------

Jeffrey C. Cusick
3435 Stelzer Road
Columbus, Ohio  43219-3035
Birthdate:  May 19, 1959

Secretary and Treasurer

From July 1995 to present, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services; from 1989 to September 1993, Manager, Client Services, Federated Administrative Services.

--------------------------------------------------------------------------------

TRUST OWNERSHIP

Officers and Trustees own less than 1% of the outstanding Shares of the Fund.

The following table sets forth, as of January ____, 1998, the persons known to be beneficial owners of more than 5% of the Fund's outstanding capital Shares.

 Name and Address                       Amount and Nature of
 of Beneficial Owner                   Beneficial Ownership(1)       Percent of Class
 -------------------                   --------------------          ----------------
 Barry F. Ebert                            ____ shares(2)                 ____%
 36 S. Pennsylvania, Suite 610
 Indianapolis, IN  46204
 Robert D. Markley                         ____ shares(3)                 ____%
 36 S. Pennsylvania, Suite 610
 Indianapolis, IN  46204

 Butler Fairman & Seufert, Inc.              ____ shares                  ____%
 Profit Sharing and 401(k) Plan
 9405 Delegates Row
 Indianapolis, IN  46250

(1) Unless otherwise indicated, the persons shown have sole voting and investment power over the Shares listed.

(2) Includes ____ Shares owned by the Heartland Capital Management, Inc. Profit Sharing Trust Plan, as to which Shares Messrs. Ebert and Markley, as co-trustees, have voting control. Also includes ____ Shares owned by Mr. Ebert's wife and her Individual Retirement Account. Mr. Ebert disclaims beneficial ownership of Shares owned by his wife.

(3) Includes ____ Shares held in Mr. Markley's Individual Retirement Account, ____ Shares owned by Mr. Markley's children, and ____ Shares owned by Mr. Markley's wife and her Individual Retirement Account. Mr. Markley disclaims beneficial ownership of the Shares owned by his wife. Also includes the ____ Shares owned by the Heartland Capital Management, Inc. Profit Sharing Trust Plan referred to in footnote (2) above.

TRUSTEES' COMPENSATION

NAME                                       AGGREGATE
POSITION WITH                              COMPENSATION FROM
TRUST                                      TRUST*+

--------------------------------------------------------------------------------
Edward Burke Carey
Trustee                                    $7,800

Lee A. Carter
Trustee                                    $6,600

Albert E. Harris
Trustee, Chairman of the Board             $9,800


*Information is furnished for the fiscal year ended July 31, 1997. The Trust is the only investment company in the Fund complex.

+The aggregate compensation is provided for the Trust which is comprised of thirteen portfolios.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------

ADVISOR TO THE FUND

The Fund's advisor is Heartland Capital Management, Inc., 36 South Pennsylvania Street, Suite 610, Indianapolis, Indiana 46204. Heartland is a wholly-owned subsidiary of Fifth Third Bancorp., 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Heartland shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, the Fund's investments are typically made without any knowledge of Fifth Third Bank's or affiliates' lending relationship with an issuer.

ADVISORY FEES

For its advisory services, Heartland receives an annual investment advisory fee as described in the Fund's prospectus.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. Pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund, for which it receives compensation from BISYS Fund Services L.P.

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. Fifth Third Bank expects to waive all of its fees earned as the custodian.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, Heartland will look for prompt execution of the order at a favorable price. In working with dealers, Heartland will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. Heartland makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

Heartland may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to Heartland or Fifth Third Bank and may include:

         o    advice as to the advisability of investing in securities;

         o    security analysis and reports;

         o    economic studies;

         o    industry studies;

         o    receipt of quotations for portfolio evaluations; and

         o    similar services.

Heartland and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers may be used by Heartland and Fifth Third Bank in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which Heartland or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Although investment decisions for the Fund are made independently from those of the other accounts managed by Heartland, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by Heartland are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by Heartland to be equitable to each.
In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value with an applicable sales charge or contingent deferred sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Investment A Shares or Investment C Shares of the Fund is explained in the prospectus under "Investing in the Fund."

DISTRIBUTION PLAN AND ADMINISTRATIVE SERVICES AGREEMENT (INVESTMENT C SHARES
ONLY)

With respect to Investment A Shares and Investment C Shares of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of the Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Fund and its shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Trust's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

Pursuant to the Plan, with respect to Investment A Shares, the Fund is authorized to pay the distributor a monthly distribution fee computed at an annual rate of up to 0.35% of the average aggregate net asset value of the Investment A Shares of the Fund held during the month. As of the date of this Statement of Additional Information, the Fund is not accruing or paying 12b-1 fees for Investment A Shares. The Funds do not intend to accrue or pay 12b-1 fees with respect to Investment A Shares until either separate classes of shares have been created for shareholders of the Predecessor Fund and for certain fiduciary investors for the Funds or a determination is made that such investors will be subject to the 12b-1 fees.

Pursuant to the Plan, with respect to Investment C Shares, the Fund is authorized to pay the distributor a monthly distribution fee computed at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of the Fund held during the month.

With respect to Investment C Shares, the Fund may enter into an Administrative Services Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Fund may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for Shares of the Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by Fifth Third Bank.

The Fund values such securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of the Fund on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.

DETERMINING NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset values of the Fund generally change each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

The market value of the Fund's portfolio securities are determined as follows:

         o for equity securities, according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o    for unlisted equity securities, the latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Investment C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

TAX STATUS
--------------------------------------------------------------------------------

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o    invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

TOTAL RETURN
--------------------------------------------------------------------------------

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD
--------------------------------------------------------------------------------

The Fund may advertise SEC yields for Investment A Shares and Investment C
Shares.

The yield for the Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
--------------------------------------------------------------------------------

The Fund's performance depends upon such variables as:

         o    portfolio quality;

         o    average portfolio maturity;

         o    type of instruments in which the portfolio is invested;

         o changes in interest rates and market value of portfolio securities;

         o    changes in the Fund's expenses; and

         o    various other factors

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

         o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

         o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature.

         o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

         o S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.

         o STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDICES of 500 and 400 Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly/quarterly reinvestment of dividends over a specified period of time.

As of the date of this Statement of Additional Information, no historical performance of the Fund was available. The Fund, however, expects to quote total returns of the Pinnacle Fund, an open-end investment company which was the predecessor fund to the Fountain Square Pinnacle Fund (the "Predecessor Fund"), calculated as described in the Prospectus for the Fund for the period between March 6, 1985 and December 31, 1997. The Predecessor Fund was managed with the same investment objective and substantially identical investment policies as the Fund by Heartland from March 6, 1985 through January ____, 1998.

Advertisements may quote performance information for the Fund which does not reflect the effect of the sales load.

APPENDIX
--------------------------------------------------------------------------------

STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING
DEFINITIONS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATING DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

         o    Leading market positions in well-established industries.

         o    High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PART C.          OTHER INFORMATION.
Item 24.         Financial Statements and Exhibits:

                 (a)      Financial Statements incorporated by reference to the Annual Report to Shareholders of the
                          Fountain Square Funds dated July 31, 1997 (File No. 811-5669).
                 (b)      Exhibits:
                          (1)     Conformed Copy of Declaration of Trust of the Registrant including Amendments No. 1 through 7 (4);
                                  (i)      Conformed copy of Amendment No. 8 to the Declaration of Trust (8);
                                  (ii)     Conformed copy of Amendment No. 9 to the Declaration of Trust (7);
                                  (iii)    Conformed copy of Amendment No. 10 to the Declaration of Trust (9);
                          (2)     Copy of By-Laws of the Registrant (4);
                          (3)     Not applicable;
                          (4)     Not applicable;
                          (5)     (i)      Conformed Copy of Investment Advisory Contract of the Registrant through and including Exhibit J (4);
                                           (a)     Conformed Copy of Exhibits K-M to Investment Advisory Contract of
                                                   Registrant (9);
                                  (ii)     Conformed Copy of Sub-Advisory Agreement (3);
                          (6)     (i)      Conformed Copy of Distributor's Contract of the Registrant (6);
                                  (ii)     Copy of Administrative Service Agreement of the Registrant (8);
                                           (a)     Conformed Copy of amended Exhibit A (9);
                          (7)     Not applicable;
                          (8)     (i)      Conformed Copy of Custody Agreement of the Registrant (11);
                                           (a)     (formerly Exhibit 8(i)) Conformed Copy of amended Exhibit B (9);
                                  (ii)     (formerly Exhibit 8) Conformed Copy of (Sub-)Custody Agreement (4);
                                           (a)     Conformed Copy of Amendment to (Sub-)Custody Agreement (11);
                          (9)     (i)      Conformed Copy of Transfer Agency Agreement of the Registrant (4);
                                           (a)     Conformed Copy of amended Schedule A (9);
                                  (ii)     Conformed Copy of Management and Administration Agreement of the Registrant
                                           (9);
                                  (iii)    Conformed Copy of Sub-Administration Agreement (9);
                                           (a)     Conformed Copy of amended Schedule A (9);
                          (10)    Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered (5);
                          (11)    Conformed Copy of Consent of Independent Auditors;
                          (12)    Not applicable;
                          (13)    Conformed Copy of Initial Capital Understanding (4);
                          (14)    Not applicable;
                          (15)    (i)      Conformed Copy of Distribution Plan through and including Exhibits A and B
                                           (6);
                                           (a)     Conformed Copy of amended Exhibits A and B (9);
                                  (ii)     Form of Rule 12b-1 Agreement (6);
                                           (a)     Copy of amended Exhibit A (9);
                          (16)    (i)      Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           Balanced Fund (1);
                                  (ii)     Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           Commercial Paper Fund (4);

                                  (iii)    Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           Government Cash Reserves Fund (4);
                                  (iv)     Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           Mid Cap Fund (1);
                                  (v)      Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           Quality Bond Fund (1);
                                  (vii)    Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           Quality Growth Fund (1);
                                  (viii)   Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           Ohio Tax Free Bond Fund (2);
                                  (ix)     Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           U.S. Government Securities Fund (1);
                                  (x)      Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           U.S. Treasury Obligations Fund (4);
                                  (xi)     Copy of Schedule for Computation of Fund Performance Data for Fountain Square
                                           International Equity Fund (4);
                                  (xii)    Copy of Schedules for Computation of Fund Performance Data for Fountain Square
                                           Equity Income Fund, Fountain Square Bond Fund For Income, and Fountain Square
                                           Municipal Bond Fund (7);
                          (17)    Not applicable:
                          (18)    Copy of Multiple Class Plan (6);
                          (19)    Conformed copy of Power of Attorney (6);

KEY:

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed March 25, 1993 (File Nos. 811-5669 and 33-24848).

(2)      Response is incorporated by reference to Registrant's Post-Effective
         Amendment No. 12 on Form N-1A filed September 24, 1993.   (File Nos.
         811-5669 and 33-24848).

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994. (File Nos. 811-5669 and 33-24848).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995. (File Nos. 811-5669 and 33-24848).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on or about September 30, 1995. (File Nos. 811-5669 and 33-24848).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996. (File Nos. 811-5669 and 33-24848).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996 (File No. 811-5669 and 33-24848).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996 (File Nos. 811-5669 and 33-24848).

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997 (File Nos. 811-5669 and 33-24848).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on or about September 30, 1997 (File Nos. 811-5669 and 33-24848).

(11)     To be filed by amendment.

Item 25.         Persons Controlled by or Under Common Control with Registrant:

                 None

Item 26.         Number of Holders of Securities

                 Not applicable

Item 27.         Indemnification:

                 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991. (File Nos. 811-5669 and 33-24848).

Item 28.         Business and Other Connections of Investment Adviser:


----------------------------------------------------------------------------------------------------------
                                                                                   Other Substantial
                                                Position with                    Business, Profession,
                 Name                             the Adviser                    Vocation or Employment
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
  Clement L. Buenger                  Director
----------------------------------------------------------------------------------------------------------
  George A. Schaefer, Jr.             President, Chief Executive
                                      Officer and Director
----------------------------------------------------------------------------------------------------------
  George W. Landry                    Executive Vice President and
                                      Cashier
----------------------------------------------------------------------------------------------------------
  Stephen J. Schrantz                 Executive Vice President
----------------------------------------------------------------------------------------------------------
  P. Michael Brumm                    Executive Vice President and
                                      Chief Financial Officer
----------------------------------------------------------------------------------------------------------
  Michael K. Keating                  Executive Vice President, and
                                      Secretary
----------------------------------------------------------------------------------------------------------
  Thomas B. Donnell                   Chairman, Fifth Third Bank of
                                      Northwestern Ohio and Director
----------------------------------------------------------------------------------------------------------
  Robert P. Niehaus                   Executive Vice President
----------------------------------------------------------------------------------------------------------
  Michael D. Baker                    Executive Vice President
  Henry W. Hobson, III                Senior Vice President
----------------------------------------------------------------------------------------------------------
  J. Patrick Bell                     Senior Vice President
----------------------------------------------------------------------------------------------------------
  Tom A. Bobenread                    Senior Vice President
----------------------------------------------------------------------------------------------------------
  James J. Hudepohl                   Senior Vice President
----------------------------------------------------------------------------------------------------------
  Edward H. Silva, Jr.                Senior Vice President
----------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
  Gerald L. Wissel                    Senior Vice President and
                                      Director of Audit
----------------------------------------------------------------------------------------------------------
  Neal E. Arnold                      Senior Vice President and
                                      Director of Audit
----------------------------------------------------------------------------------------------------------
  Paul L. Reynolds                    Vice President, General Counsel
                                      and Assistant Secretary
----------------------------------------------------------------------------------------------------------
  John F. Barrett                     Director                             President and CEO, Western-
                                                                           Southern Life Insurance Company
----------------------------------------------------------------------------------------------------------
  Richard T. Farmer                   Director                             Chairman & CEO, Cintas Corp.
----------------------------------------------------------------------------------------------------------
  John D. Geary                       Director                             Former President, Midland
                                                                           Enterprises, Inc.
----------------------------------------------------------------------------------------------------------
  Joseph H. Head, Jr.                 Director                             Chairman & CEO, Atkins and
                                                                           Pearce
----------------------------------------------------------------------------------------------------------
  William G. Kagler                   Director                             Chairman, Skyline Chili, Inc.
----------------------------------------------------------------------------------------------------------
  William J. Keating                  Director                             Retired Publisher and Chairman,
                                                                           The Cincinnati Enquirer
----------------------------------------------------------------------------------------------------------
  James D. Kiggen                     Director                             Chairman, CEO & President, Xtek,
                                                                           Inc.
----------------------------------------------------------------------------------------------------------
  Robert B. Morgan                    Director                             President and Chief Executive
                                                                           Officer, Cincinnati Financial
                                                                           Corp.
----------------------------------------------------------------------------------------------------------
  Michael H. Norris                   Director                             Former President, The Deerfield
                                                                           Manufacturing Co.
----------------------------------------------------------------------------------------------------------
  Brian H. Rowe                       Director                             Chairman, GE Aircraft Engines
----------------------------------------------------------------------------------------------------------
  John J. Schiff, Jr.                 Director                             Chairman, John J. & Thomas R.
                                                                           Schiff & Co.
----------------------------------------------------------------------------------------------------------
  Dennis J. Sullivan, Jr.             Director                             Executive Counselor, Dan Pinger
                                                                           Public Relations
----------------------------------------------------------------------------------------------------------
  Dudley S. Taft                      Director                             President, Taft Broadcasting Co.
----------------------------------------------------------------------------------------------------------
  Joan R. Herschede                   Director                             President and CEO, The Frank
                                                                           Herschede Company
----------------------------------------------------------------------------------------------------------
  Ivan W. Gorr                        Director                             Retired as Chairman & CEO,
                                                                           Cooper Tire & Rubber Co.
----------------------------------------------------------------------------------------------------------
  Milton C. Boesel, Jr.               Director                             Counsel, Ritter, Robinson,
                                                                           McCready & James
----------------------------------------------------------------------------------------------------------
  Gerald V. Dirvin                    Director                             Retired Executive Vice
                                                                           President, The Proctor & Gamble
                                                                           Company
----------------------------------------------------------------------------------------------------------

Item 29.         Principal Underwriters:

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, MarketWatch Funds, Meyers Sheppard Investment Trust, Minerva Funds, The MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Pegasus Funds, Qualivest Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc., Sefton Funds, The Sessions Group, Summit Investment Trust, The Time Horizon Funds and The Victory Portfolios, each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of October 30, 1997 were as follows:

 Name and Principal Business                                               Positions and Offices with
 Addresses                            Positions and Offices with BISYS     Registrant
 -----------------------------        ---------------------------------    ---------------------------
 The BISYS Group, Inc.                Sole Shareholder of BISYS Fund       None
 150 Clove Road                       Services, Inc. and Sole Limited
 Little Falls, NJ 07424               Partner
 BISYS Fund Services, Inc.            Sole General Partner                 None
 3435 Stelzer Road
 Columbus, Ohio 43219

 G. Ronald Henderson                  Executive Officer                    None
 3435 Stelzer Road
 Columbus, Ohio 43219

 J. David Huber                       Senior Vice President                None
 3435 Stelzer Road                    Business Development
 Columbus, Ohio 43219                 Fund Services Division
 Stephen G. Mintos                    Executive Vice President             President
 3435 Stelzer Road                    General Manager
 Columbus, Ohio 43219                 Fund Services Division

 Kenneth B. Quintenz                  Executive Officer                    None
 3435 Stelzer Road
 Columbus, Ohio 43219

         (c)     Not applicable.

Item 30.         Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a- 1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                 Registrant                        3435 Stelzer Road
                                                   Columbus, Ohio 43219-3035

                 Fifth Third Bank                  38 Fountain Square Plaza
                 ("Sub-Administrator, Transfer     Cincinnati, Ohio 45263
                 Agent and Dividend
                 Disbursing Agent")

                 BISYS                             3435 Stelzer Road
                 ("Administrator")                 Columbus, Ohio 43219-3035

                 Fifth Third Bank                  38 Fountain Square Plaza
                 ("Adviser")                       Cincinnati, Ohio 45263

                 Morgan Stanley Asset              1221 Avenue of the Americas
                 Management Inc.                   New York, New York 10020
                 ("Sub-Adviser to the Fountain
                 Square International Equity
                 Fund")

                 Fifth Third Bank                  38 Fountain Square Plaza
                 ("Custodian")                     Cincinnati, Ohio 45263

Item 31.         Management Services:  Not applicable.

Item 32.         Undertakings:

                 Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                 Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be audited, within four to six months from the effective date of this post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FOUNTAIN SQUARE FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio, on the 7th day of November, 1997.

                                          FOUNTAIN SQUARE FUNDS


                                           BY:  /s/Stephen G. Mintos
                                           Stephen G. Mintos, President*
                                           November 7, 1997


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


                 NAME                                  TITLE                     DATE
By:     /s/ Stephen G. Mintos                 Attorney-in-Fact for the       November 7, 1997
        --------------------------------        Persons Listed Below
        Stephen G. Mintos
               PRESIDENT


                     NAME                                     TITLE

               Edward Burke Carey*                            Trustee

               Lee A. Carter*                                 Trustee

               Albert E. Harris*                              Trustee

               *By Power of Attorney
